Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
HKD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	7.7809	7.7799
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8119		7.8084
AUD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	1.5119	1.6036
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.5442		1.5051
SGD [Member]
Schedule of Currency Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	1.2903	1.3445
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.2921		1.3362